Other Payables - Long term & current (Details Narrative)		12 Months Ended
	Mar. 27, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Mar. 27, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
IfrsStatementLineItems [Line Items]
Loans and advances to banks		$ 357,577		€ 315,959
Non-current portion of non-current borrowings		55,170
Other payables | €				7,038,000	€ 1,143,000
Right-of-use assets		222,130		442,000	261,000		€ 10,269,000
Lease liabilities		$ 229,359		€ 440,000	€ 273,000		€ 10,785,000
Lease agreements term extending		twelve months	twelve months
Borrowings, adjustment to interest rate basis		8.00%		8.00%
Rental expense		$ 105,128	€ 92,895
Al Shola Gas [member]
IfrsStatementLineItems [Line Items]
Acquired interest percentage	51.00%
Notes and debentures issued	$ 9,000,000
Cash	1,000,000
Other payables	9,000,000
Non-current portion of other non-current borrowings	$ 4,500,000					€ 4,152,441